GOVERNMENT CONTRIBUTION PLAN	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
GOVERNMENT CONTRIBUTION PLAN [Text Block]

NOTE 8  -GOVERNMENT CONTRIBUTION PLAN

The Company participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

The outstanding amount was $101,887 and $92,134 as of October 31, 2016 and July 31, 2016, respectively.

NOTE 8 GOVERNMENT CONTRIBUTION PLAN

The Company participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

The outstanding amount was $92,134, $62,846 and $22,098 for the years ended July 31, 2016, 2015 and 2014, respectively.